Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)

17. Quarterly Financial Information (unaudited)

The following information has been derived from unaudited consolidated statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information.

	Three Months Ended 2016
	March 31	June 30	September 30	December 31
Operating loss	$(1,796,159)	$(1,979,021)	$(2,008,917)	$(2,280,957)
Net loss	(1,818,977)	(2,063,836)	(2,141,826)	(2,446,022)
Basic and diluted net loss per share	$(0.350)	$(0.390)	$(0.410)	$(0.450)

	Three Months Ended 2015
	March 31	June 30	September 30	December 31
Operating loss	$(1,800,363)	$(1,732,163)	$(1,657,469)	$(1,838,491)
Net loss	(1,802,126)	(1,733,112)	(1,658,405)	(1,837,869)
Basic and diluted net loss per share	$(0.370)	$(0.360)	$(0.320)	$(0.350)